Retirement Benefits (Details 6)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension Benefits [Member]
Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31:
Discount rate	5.66%	6.30%	6.40%
Expected long-term return on plan assets	7.73%	8.24%	8.24%
Rate of compensation increase	5.00%	5.00%	5.00%
Postretirement Benefits [Member]
Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31:
Discount rate	5.52%	6.20%	6.39%
Expected long-term return on plan assets	7.00%	7.00%	6.80%
Rate of compensation increase	5.00%	5.00%	5.00%